Financing receivables - Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2022		Mar. 31, 2022
Financing receivable, recorded investment [Line items]
Current year		¥ 1,007,157		¥ 462,488
Year before current year		642,762		859,885
Two years before current year		182,478		124,565
Three years before current year		261,044		194,442
Four years before current year		175,788		248,503
More than five year before current year		158,839		128,036
Revolving		363,987		352,218
Total loans		2,792,055		2,370,137
AAA-BBB [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year		183,353		106,554
Year before current year		75,873		126,834
Two years before current year		8,275		8,325
Three years before current year		17,940		17,308
Four years before current year		8,972		9,213
More than five year before current year		10,828		12,729
Revolving
Total loans		305,241		280,963
AAA-BBB [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year		7,060		6,000
Year before current year		17,317		18,175
Two years before current year		11,935		12,703
Three years before current year		15,553		20,565
Four years before current year		7,519		9,982
More than five year before current year		21,930		25,841
Revolving
Total loans		81,314		93,266
AAA-BBB [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
AAA-BBB [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Current year		3,266		2,196
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans		3,266		2,196
AAA-BBB [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year		357,320
Year before current year		248,311		52,545
Two years before current year		159,325		86,910
Three years before current year		201,901		20,710
Four years before current year		8,451		3,258
More than five year before current year		106,520		52,496
Revolving		25,261		9,916
Total loans		1,107,089		225,835
AAA-BBB [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
AAA-BBB [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year		3,000
Year before current year		1,000		1,000
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans		4,000		1,000
BB-CCC [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year		170,985		80,167
Year before current year		93,971		169,655
Two years before current year		2,739		1,693
Three years before current year		629		638
Four years before current year		645		587
More than five year before current year		6,439		6,779
Revolving
Total loans		275,408		259,519
BB-CCC [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
BB-CCC [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
BB-CCC [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
BB-CCC [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year		11,869		86,300
Year before current year		22,211		307,636
Two years before current year				14,718
Three years before current year		22,625		131,266
Four years before current year		20,000		115,494
More than five year before current year		13,028		30,085
Revolving		78,909		92,039
Total loans		168,642		777,538
BB-CCC [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year		37,193		11,621
Year before current year		968		20,516
Two years before current year
Three years before current year				1,989
Four years before current year
More than five year before current year
Revolving
Total loans		38,161		34,126
BB-CCC [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year				1,940
Four years before current year
More than five year before current year
Revolving
Total loans				1,940
CC-D [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year			[1]		[2]
Year before current year		67,730	[1]	57,524	[2]
Two years before current year			[1]		[2]
Three years before current year			[1]		[2]
Four years before current year			[1]		[2]
More than five year before current year			[1]		[2]
Revolving			[1]		[2]
Total loans		67,730	[1]	57,524	[2]
CC-D [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year		2,373
Four years before current year
More than five year before current year
Revolving
Total loans		2,373
CC-D [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
Others [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year	[3]
Year before current year	[3]	89,114		82,304
Two years before current year	[3]
Three years before current year	[3]
Four years before current year	[3]
More than five year before current year	[3]
Revolving	[3]
Total loans	[3]	89,114		82,304
Others [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
Others [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year	[3]	232,540		169,195
Year before current year	[3]	25,737		23,238
Two years before current year	[3]
Three years before current year	[3]
Four years before current year	[3]
More than five year before current year	[3]
Revolving	[3]	259,750		250,167
Total loans	[3]	518,027		442,600
Others [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
Others [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year	[3]	500		455
Year before current year	[3]	17		20
Two years before current year	[3]	24		25
Three years before current year	[3]	23		26
Four years before current year	[3]	7		10
More than five year before current year	[3]	88		101
Revolving	[3]	67		96
Total loans	[3]	726		733
Others [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year		71
Year before current year		513		438
Two years before current year		180		191
Three years before current year
Four years before current year		130,194		109,959
More than five year before current year		6		5
Revolving
Total loans		130,964		110,593
Others [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
Total [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year		354,338		186,721
Year before current year		258,958		378,793
Two years before current year		11,014		10,018
Three years before current year		18,569		17,946
Four years before current year		9,617		9,800
More than five year before current year		17,267		19,508
Revolving
Total loans		669,763		622,786
Total [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year		7,060		6,000
Year before current year		17,317		18,175
Two years before current year		11,935		12,703
Three years before current year		15,553		22,505
Four years before current year		7,519		9,982
More than five year before current year		21,930		25,841
Revolving
Total loans		81,314		95,206
Total [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year		232,540		169,195
Year before current year		25,737		23,238
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving		259,750		250,167
Total loans		518,027		442,600
Total [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Current year		3,266		2,196
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans		3,266		2,196
Total [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year		369,689		86,755
Year before current year		338,269		417,725
Two years before current year		159,349		101,653
Three years before current year		224,549		152,002
Four years before current year		28,458		118,762
More than five year before current year		119,636		82,682
Revolving		104,237		102,051
Total loans		1,344,187		1,061,630
Total [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year		37,264		11,621
Year before current year		1,481		20,954
Two years before current year		180		191
Three years before current year		2,373		1,989
Four years before current year		130,194		109,959
More than five year before current year		6		5
Revolving
Total loans		171,498		144,719
Total [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year		3,000
Year before current year		1,000		1,000
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans		¥ 4,000		¥ 1,000

[1]	Includes loans of ¥67,730 million in relation to the U.S. Prime Brokerage Event.
[2]	Includes loans of ¥57,524 million to a U.S. client in connection with the U.S. Prime Brokerage Event.
[3]	Relate to collateralized exposures where a specified ratio of LTV is maintained.